1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

February 20, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock High Yield Bond Portfolio, BlackRock Low Duration Bond Portfolio and BlackRock Core Bond Portfolio, each a series of BlackRock Funds II (File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 3, 2014, to the Prospectus dated January 28, 2014 for each of BlackRock High Yield Bond Portfolio, BlackRock Low Duration Bond Portfolio and BlackRock Core Bond Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated February 3, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1134.

Very truly yours,
/s/ Elizabeth G. Miller
Elizabeth G. Miller
Enclosures

cc:     Ben Archibald, Esq., BlackRock Advisors, LLC